Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	¥ 2,884,186	$ 419,489	¥ 4,011,784	¥ 2,612,121
Net cash used for investing activities	(20,949,094)	(3,046,918)	(10,660,674)	(6,663,100)
Net cash provided by financing activities	23,474,959	3,414,292	6,561,110	3,411,766
Effect of exchange rate changes on cash, cash equivalents and restricted cash	617,386	89,791	(143,417)	14,681
Cash, cash equivalents and restricted cash at the beginning of the year	733,010	106,612	964,207	1,588,739
Cash, cash equivalents and restricted cash at the end of the year	6,760,447	983,266	733,010	964,207
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	87,322	12,700	55,245	15,882
Net cash used for investing activities	(17,575,740)	(2,556,285)	(10,468,969)	(859,698)
Net cash provided by financing activities	19,703,701	2,865,784	10,528,236	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash	269,735	39,231	(217,839)	2,324
Net (decrease)/increase in cash, cash equivalents and restricted cash	2,485,018	361,430	(103,327)	(841,492)
Cash, cash equivalents and restricted cash at the beginning of the year	95,890	13,947	199,217	1,040,709
Cash, cash equivalents and restricted cash at the end of the year	¥ 2,580,908	$ 375,377	¥ 95,890	¥ 199,217